Other financial and non-financial assets	12 Months Ended
Dec. 31, 2022
Entity [Table]
Other Financial And Non Financial Assets Explanatory [textblock]
Note 13

Other assets
a) Other financial assets measured

at amortized cost
USD m 31.12.22 31.12.21
Debt securities 44,594 18,858
Loans to financial advisors 2,611 2,453
Fee-

and commission-related receivables
1,812 1,972
Finance lease receivables 1,315 1,356
Settlement and clearing accounts

1,175 455
Accrued interest income 1,259 520
Other 499 594
Total other financial assets

measured at amortized cost
53,264 26,209
Debt

securities

increased

by

USD
25.7
bn

compared

with

31

December

2021,

largely

reflecting

shifts

from

cash

into
securities within UBS’s high

-quality liquid asset portfolio as spreads

widened. In addition,

a portfolio of assets previously
classified

as

Financial

assets

measured

at

fair

value

through

other

comprehensive

income

was

reclassified

to

Other
financial assets measured at amortized

cost in 2022.

›

Refer to Note 1b for

more information
b) Other non-financial assets
USD m 31.12.22 31.12.21
Precious metals and other physical commodities 4,471 5,258
Deposits and collateral provided in connection

with litigation, regulatory and similar matters
1
2,205 1,526
Prepaid expenses 1,076 1,108
VAT,

withholding tax and other tax receivables
1,468 638
Properties and other non

-current assets held for sale
369 32
Assets of disposal group held for sale
2
1,093
Other

578 621
Total other non-financial

assets
10,166 10,277
1 Refer to Note 17 for more information.

2 Refer to Note 29 for

more information.

UBS AG [Member]
Entity [Table]
Other Financial And Non Financial Assets Explanatory [textblock]
Note 13

Other assets
a) Other financial assets measured

at amortized cost
USD m 31.12.22 31.12.21
Debt securities 44,594 18,858
Loans to financial advisors 2,611 2,453
Fee-

and commission-related receivables
1,803 1,966
Finance lease receivables 1,314 1,356
Settlement and clearing accounts

1,174 455
Accrued interest income 1,276 521
Other 618 627
Total other financial assets

measured at amortized cost
53,389 26,236
Debt

securities

increased

by

USD
25.7
bn

compared

with

31

December

2021,

largely

reflecting

shifts

from

cash

into
securities within UBS’s high

-quality liquid asset portfolio as spreads

widened. In addition,

a portfolio of assets previously
classified

as

Financial

assets

measured

at

fair

value

through

other

comprehensive

income

was

reclassified

to

Other
financial assets measured at amortized

cost in 2022.
›

Refer to Note 1b for

more information
b) Other non-financial assets
USD m 31.12.22 31.12.21
Precious metals and other physical commodities

4,471 5,258
Deposits and collateral provided in connection

with litigation, regulatory and similar matters
1
2,205 1,526
Prepaid expenses 709 717
VAT,

withholding tax and other tax receivables
1,405 591
Properties and other non

-current assets held for sale
279 32
Assets of disposal group held for sale
2
1,093
Other

583 618
Total other non-financial

assets
9,652 9,836
1 Refer to Note 17 for more information.

2 Refer to Note 29 for

more information.